Fair Value of Financial Instruments - Derivative Fair Value Measurement (Details) $ in Millions	Dec. 31, 2019 USD ($) $ / MWh	Dec. 31, 2018 USD ($) $ / MWh
Fair Value Measurement Inputs and Valuation Techniques [Abstract
Cash collateral posted in support of energy risk management activities	$ 190	$ 287
Cash collateral received in support of energy risk management activities	32	33
Commodity contracts
Assets
Derivative assets	1,170	1,042
Liabilities
Commodity contracts	1,103	977
Fair Value Measurement Inputs and Valuation Techniques [Abstract
Cash collateral posted in support of energy risk management activities	73	114
Cash collateral received in support of energy risk management activities	7	31
Commodity contracts | Level 3
Assets
Derivative assets	193	109
Liabilities
Commodity contracts	155	89
Commodity contracts | Fair Value, Measurements, Recurring | Level 3
Assets
Derivative assets	193	109
Liabilities
Commodity contracts	155	89
Commodity contracts | Fair Value, Measurements, Recurring | Power Contracts | Level 3
Assets
Derivative assets	151	89
Liabilities
Commodity contracts	$ 139	$ 75
Commodity contracts | Fair Value, Measurements, Recurring | Power Contracts | Level 3 | Low
Fair Value Measurement Inputs and Valuation Techniques [Abstract
Forward Market Price (USD per MWh) | $ / MWh	8	1
Commodity contracts | Fair Value, Measurements, Recurring | Power Contracts | Level 3 | High
Fair Value Measurement Inputs and Valuation Techniques [Abstract
Forward Market Price (USD per MWh) | $ / MWh	218	214
Commodity contracts | Fair Value, Measurements, Recurring | Power Contracts | Level 3 | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Abstract
Forward Market Price (USD per MWh) | $ / MWh	24	31
Commodity contracts | Fair Value, Measurements, Recurring | Financial Transmission Rights | Level 3
Assets
Derivative assets	$ 42	$ 20
Liabilities
Commodity contracts	$ 16	$ 14
Commodity contracts | Fair Value, Measurements, Recurring | Financial Transmission Rights | Level 3 | Low
Fair Value Measurement Inputs and Valuation Techniques [Abstract
Auction Prices (USD per MWh) | $ / MWh	(105)	(90)
Commodity contracts | Fair Value, Measurements, Recurring | Financial Transmission Rights | Level 3 | High
Fair Value Measurement Inputs and Valuation Techniques [Abstract
Auction Prices (USD per MWh) | $ / MWh	213	34
Commodity contracts | Fair Value, Measurements, Recurring | Financial Transmission Rights | Level 3 | Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Abstract
Auction Prices (USD per MWh) | $ / MWh	0	0